Assets and Liabilities for insurance and reinsurance contracts - Summary of issued insurance contracts' net asset or liability (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	S/ 12,522,352
Insurance service result	(47,797)	S/ (169,789)	S/ (178,392)
Total changes in the statement of income and other comprehensive income	265,187	135,898	170,482
Balance as of December 31	13,018,668	12,522,352
Risk adjustment [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	4,271	5,257
Insurance service result	(2,127)	(990)
Insurance financial expenses	0	0
Insurance financial result	0	0
Interest rate effect	0	0
Effect of movements in exchange rates	(183)	4
Total changes in the statement of income and other comprehensive income	(2,310)	(986)
Cash flows	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Balance as of December 31	1,961	4,271	5,257
Contractual service margin [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Contractual service margin recognized for services provided	(132,263)	(94,596)
Contracts initially recognized in the period	341,071	269,737
Changes in estimates that adjust the contractual service margin	(53,512)	(95,243)
Insurance service result	155,296	79,898
Insurance financial expenses	66,019	46,348
Effect of movements in exchange rates	(12,226)	1,735
Total changes in the statement of income and other comprehensive income	209,089	127,981
Life insurance [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	12,453,258	12,117,909
Contractual service margin recognized for services provided	(132,263)	(94,596)
Risk adjustment recognized for the risk expired	(20,797)	(12,257)
Experience adjustments	(62,243)	(30,427)
Contracts initially recognized in the period	33,955	22,259
Changes in estimates that adjust the contractual service margin	0	0
Changes in estimates that do not adjust the contractual service margin	(45,257)	(12,695)
Adjustments to liabilities for incurred claims	(17,870)	(6,806)
Insurance service result	(244,475)	(134,522)
Insurance financial expenses	1,449,167	719,519
Insurance financial result	713,797	659,965
Interest rate effect	735,370	59,554
Effect of movements in exchange rates	(498,464)	71,263
Total changes in the statement of income and other comprehensive income	706,228	656,260
Cash flows	(320,715)	(320,911)
Premiums received	825,245	812,221
Claims and other expenses paid	(1,038,800)	(1,039,615)
Insurance acquisition cash flows	(107,160)	(93,517)
Balance as of December 31	12,838,771	12,453,258	12,117,909
Life insurance [member] | Estimates of the present value of future cash flows [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	11,305,123	11,072,275
Contractual service margin recognized for services provided	0	0
Risk adjustment recognized for the risk expired	0	0
Experience adjustments	(62,243)	(30,427)
Contracts initially recognized in the period	(325,501)	(260,895)
Changes in estimates that adjust the contractual service margin	55,515	101,713
Changes in estimates that do not adjust the contractual service margin	(36,850)	23,807
Adjustments to liabilities for incurred claims	(15,548)	(6,806)
Insurance service result	(384,627)	(172,608)
Insurance financial expenses	1,356,275	658,081
Insurance financial result	620,905	598,527
Interest rate effect	735,370	59,554
Effect of movements in exchange rates	(477,123)	68,286
Total changes in the statement of income and other comprehensive income	494,525	553,759
Cash flows	(320,715)	(320,911)
Premiums received	825,245	812,221
Claims and other expenses paid	(1,038,800)	(1,039,615)
Insurance acquisition cash flows	(107,160)	(93,517)
Balance as of December 31	11,478,933	11,305,123	11,072,275
Life insurance [member] | Risk adjustment [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	277,284	302,764
Contractual service margin recognized for services provided	0	0
Risk adjustment recognized for the risk expired	(20,797)	(12,257)
Experience adjustments	0	0
Contracts initially recognized in the period	18,385	13,417
Changes in estimates that adjust the contractual service margin	(2,003)	(6,470)
Changes in estimates that do not adjust the contractual service margin	(8,407)	(36,502)
Adjustments to liabilities for incurred claims	(2,322)	0
Insurance service result	(15,144)	(41,812)
Insurance financial expenses	26,873	15,090
Insurance financial result	26,873	15,090
Interest rate effect	0	0
Effect of movements in exchange rates	(9,115)	1,242
Total changes in the statement of income and other comprehensive income	2,614	(25,480)
Cash flows	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Balance as of December 31	279,898	277,284	302,764
Life insurance [member] | Contractual service margin [member]
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components Of Life Insurance [Line Items]
Balance as of January 1	870,851	742,870
Contractual service margin recognized for services provided	(132,263)	(94,596)
Risk adjustment recognized for the risk expired	0	0
Experience adjustments	0	0
Contracts initially recognized in the period	341,071	269,737
Changes in estimates that adjust the contractual service margin	(53,512)	(95,243)
Changes in estimates that do not adjust the contractual service margin	0	0
Adjustments to liabilities for incurred claims	0	0
Insurance service result	155,296	79,898
Insurance financial expenses	66,019	46,348
Insurance financial result	66,019	46,348
Interest rate effect	0	0
Effect of movements in exchange rates	(12,226)	1,735
Total changes in the statement of income and other comprehensive income	209,089	127,981
Cash flows	0	0
Premiums received	0	0
Claims and other expenses paid	0	0
Insurance acquisition cash flows	0	0
Balance as of December 31	S/ 1,079,940	S/ 870,851	S/ 742,870